Other current assets	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Other current assets

11. Other current assets

	2021	2020
	€	€
Prepayments	1,507,753	540,701
Other assets	5,699	1,212,626
	1,513,452	1,753,327

 Prepayments mainly relate to prepaid insurance, sign-on bonus to personnel, prepaid R&D expenses and rent.

Other assets per December 31, 2020 mainly consisted of deferred transaction costs related to Group’s IPO, which was completed in February 2021. The balance was reclassified to the share premium at completion of the IPO. Other assets per December 31, 2021 consist of rent deposit paid.